Derivative Instruments and Hedging Activities Narrative (Details)						3 Months Ended						1 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 25, 2011	Dec. 25, 2010 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2011 Cross currency swaps	Sep. 30, 2010 Forward Contracts [Member] CAD	Dec. 31, 2011 Forward Contracts [Member]	Oct. 06, 2010 Forward Contracts [Member] CAD	Sep. 25, 2010 Forward Contracts [Member] CAD	Dec. 31, 2011 Aluminum [Member]	Dec. 31, 2011 Deisel [Member]	Sep. 30, 2011 Net Investment Hedging [Member] Cross currency swaps USD ($)	Sep. 30, 2011 Net Investment Hedging [Member] Cross currency swaps GBP (£)	Apr. 10, 2007 Net Investment Hedging [Member] Cross currency swaps CAD	Sep. 30, 2011 Cash Flow Hedging [Member] Cross currency swaps USD ($)	Sep. 30, 2011 Cash Flow Hedging [Member] Cross currency swaps GBP (£)	Sep. 29, 2011 Cash Flow Hedging [Member] Cross currency swaps USD ($)	Jun. 25, 2011 Cash Flow Hedging [Member] Cross currency swaps USD ($)	Dec. 25, 2010 Cash Flow Hedging [Member] Cross currency swaps USD ($)	Apr. 10, 2007 Cash Flow Hedging [Member] Cross currency swaps CAD	Apr. 10, 2007 Cash Flow Hedging [Member] Cross currency swaps GBP (£)
Schedule of Trading Securities and Other Trading Assets
Swap transaction, principal paid																£ 132,400,000	$ 300,000,000
Derivative, Notional Amount									200,000,000			580,000,000	398,000,000	901,000,000					774,000,000	1,200,000,000	530,000,000
Derivatives Percentage Of Derivatives Settled															25.00%
Derivative Liability, Fair Value, Net																		394,200,000
Derivative Liability Outstanding Amount Estinguished															98,700,000
Cash Flow Hedge Loss Reclassified to Other Income												6,700,000			900,000
Derivative, Average Fixed Interest Rate									3.30%
Debt Instrument, Face Amount				575,000,000				500,000,000
Debt Instrument, Interest Rate, Stated Percentage								3.95%
Derivative, Loss on Derivative						7,900,000
Debt Instrument Increase in Effective Cost of Borrowing Expressed as Basis Points over Stated Coupon, Rate									0.23%
Derivative, Higher Remaining Maturity Range		36			24 months		36 months			36 months	24 months
Credit risk adjustment, accumulated net increase (decrease) to other comprehensive income	1,100,000		2,700,000
Derivative Liabilities, Current	107,600,000		26,400,000
Derivative hedging instruments	$ 212,500,000		$ 404,800,000